Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. stockholders' equity	Non- controlling interests
Beginning Balance at Dec. 31, 2011	¥ 2,713,667	¥ 174,762	¥ 401,572	¥ 59,004	¥ 3,059,298	¥ (481,773)	¥ (661,731)	¥ 2,551,132	¥ 162,535
Equity transactions with noncontrolling interests and other	(15,321)		(16)		152	(1,866)		(1,730)	(13,591)
Dividends paid to Canon Inc. stockholders	(142,362)				(142,362)			(142,362)
Dividends paid to noncontrolling interests	(3,492)								(3,492)
Transfer to legal reserve				2,659	(2,659)
Comprehensive income:
Net income	232,445				224,564			224,564	7,881
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	133,735					132,704		132,704	1,031
Net unrealized gains and losses on securities	3,265					3,148		3,148	117
Net gains and losses on derivative instruments	(4,880)					(4,882)		(4,882)	2
Pension liability adjustments	(12,787)					(14,580)		(14,580)	1,793
Comprehensive income	351,778							340,954	10,824
Repurchase of treasury stock, net	(149,968)		(9)		(17)		(149,942)	(149,968)
Ending Balance at Dec. 31, 2012	2,754,302	174,762	401,547	61,663	3,138,976	(367,249)	(811,673)	2,598,026	156,276
Equity transactions with noncontrolling interests and other	(11,053)		489		295	(655)		129	(11,182)
Dividends paid to Canon Inc. stockholders	(155,627)				(155,627)			(155,627)
Dividends paid to noncontrolling interests	(3,267)								(3,267)
Transfer to legal reserve				1,428	(1,428)
Comprehensive income:
Net income	239,516				230,483			230,483	9,033
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	251,576					249,791		249,791	1,785
Net unrealized gains and losses on securities	6,612					6,097		6,097	515
Net gains and losses on derivative instruments	2,056					2,056		2,056
Pension liability adjustments	32,669					29,314		29,314	3,355
Comprehensive income	532,429							517,741	14,688
Repurchase of treasury stock, net	(50,007)		(7)		(7)		(49,993)	(50,007)
Ending Balance at Dec. 31, 2013	3,066,777	174,762	402,029	63,091	3,212,692	(80,646)	(861,666)	2,910,262	156,515
Equity transactions with noncontrolling interests and other	(884)		(420)		216	(22)		(226)	(658)
Dividends paid to Canon Inc. stockholders	(145,790)				(145,790)			(145,790)
Dividends paid to noncontrolling interests	(2,949)								(2,949)
Transfer to legal reserve				1,508	(1,508)
Comprehensive income:
Net income	265,239				254,797			254,797	10,442
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	143,834					142,813		142,813	1,021
Net unrealized gains and losses on securities	2,524					2,301		2,301	223
Net gains and losses on derivative instruments	(195)					(195)		(195)
Pension liability adjustments	(37,985)					(35,965)		(35,965)	(2,020)
Comprehensive income	373,417							363,751	9,666
Repurchase of treasury stock, net	(149,813)		(46)		(15)		(149,752)	(149,813)
Ending Balance at Dec. 31, 2014	¥ 3,140,758	¥ 174,762	¥ 401,563	¥ 64,599	¥ 3,320,392	¥ 28,286	¥ (1,011,418)	¥ 2,978,184	¥ 162,574